JAMES ADVANTAGE FUNDS

1349 Fairground Road

Xenia, Ohio 45385

FILED VIA EDGAR

November 1, 2023

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:      James Advantage Funds (the “Trust”)

Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A

File Nos. 333-37277 and 811-08411

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and on behalf of the Trust, I hereby certify that the Trust’s forms of Prospectuses and Statement of Additional Information, each dated November 1, 2023, that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A that was filed electronically with the U.S. Securities and Exchange Commission on October 27, 2023 (SEC Accession No. 0001580642-23-005784).

Please direct any comments or questions to the undersigned at 513.346.4204. Thank you.

Sincerely,

/s/ Bernard Brick

Bernard Brick

Assistant Secretary

James Advantage Funds